FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025
Restructuring Cost and Reserve [Line Items]
Gain on disposal of fixed assets			$ 1,108,776
Accumulated depreciation, fixed assets	$ 562,268		540,426	$ 491,186
Vehicle net book value			22,312
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Additions to fixed assets	15,600	$ 46,071	10,863	23,724
Assets transfers from inventory	$ 23,724	$ 22,347	55,701	$ 107,836
Gain on disposal of fixed assets			92,466
Accumulated depreciation, fixed assets			$ 70,154